[GRAPHIC]


[BROWN BROTHERS HARRIMAN LOGO]

PROSPECTUS
OCTOBER 28, 2002

BBH U.S. TREASURY MONEY FUND
BBH MONEY MARKET FUND
BBH TAX EXEMPT MONEY FUND
BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                                                          PAGE
Investment Objective                                        3

Principal Investment Strategies                             3

Principal Risk Factors                                      6

Fund Performance                                            9

Fees and Expenses of the Funds                             13

Investment Adviser                                         15

Shareholder Information                                    17

Financial Highlights                                       24

Additional Information                                     28

The BBH Funds are a mutual fund family that offer a variety of investment goals and strategies. The Funds offered within this prospectus are: BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund, all of which are former portfolios of The 59 Wall Street Trust.


INVESTMENT OBJECTIVE


The investment objective of the BBH U.S. Treasury Money Fund and the BBH Money Market Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Exempt Money Fund is to provide investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the BBH Tax Free Short/Intermediate Fixed Income Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in NAV and maintaining liquidity. Each Fund's investment objective may only be changed with shareholder approval.


PRINCIPAL INVESTMENT
STRATEGIES

BBH U.S. TREASURY MONEY FUND


The Investment Adviser of the BBH U.S. Treasury Money Fund invests only in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities. These securities are issues of the U.S. Treasury, such as bills, notes and bonds as well as other full faith and credit obligations of the U.S. Government and repurchase agreements collateralized by such securities.

BBH MONEY MARKET FUND


The BBH Money Market Fund invests all of its assets in the BBH U.S. Money Market Portfolio, an investment company that has the same investment objective as the Fund. The Investment Adviser invests all of the assets of the BBH U.S. Money Market Portfolio in short-term securities denominated in U.S. dollars which, at the time of purchase, are rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's Investors Service, Standard & Poor's Corporation and Fitch Ratings). The instruments in which the Investment Adviser may invest include U.S. Government securities and obligations of U.S. and non-U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities and bonds issued by U.S. corporations. The BBH U.S. Money Market Portfolio invests at least 80% of its assets in securities issued in the U.S.


BBH TAX EXEMPT MONEY FUND


The Investment Adviser invests at least 80% of the BBH Tax Exempt Money Fund's assets in municipal securities the interest on which is exempt from federal income tax and alternative minimum tax. The Investment Adviser invests all of the BBH Tax Exempt Money Fund's assets in securities which, at the time of purchase, are either (1) rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs; or (2) if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Exempt Money Fund's Board of Trustees; or (3) do not

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carry a short-term rating but fall within the maturity parameters of the BBH Tax
Exempt Money Fund and carry a long-term debt rating within the two highest debt rating categories by at least two NRSROs. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. Additionally, municipal securities may be guaranteed by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. The
Investment Adviser may invest more than 25% of the BBH Tax Exempt Money Fund's total assets in tax-exempt securities that finance similar projects, such as those relating to education, health care, transportation and utilities.


BBH TAX FREE SHORT/INTERMEDIATE
FIXED INCOME FUND


The Investment Adviser invests at least 80% of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in fixed income municipal securities the interest on which is exempt from federal income tax and alternative minimum tax. The Investment Adviser invests all of the BBH Tax Free Short/Intermediate Fixed Income Fund's assets in securities which, at the time of purchase, are rated within the three highest rating categories by at least two (unless only rated by one) NRSROs or, if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Free Short/Intermediate Fixed Income Fund's Board of Trustees. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. The securities in which the Investment Adviser invests may include municipal bonds, notes, commercial paper, variable and floating rate instruments and when-issued and delayed delivery securities. The dollar weighted average maturity of the BBH Tax Free

Short/Intermediate Fixed Income Fund's portfolio is expected to be approximately three years.

PRINCIPAL RISK FACTORS

The principal risks of investing in each Fund are described below. A shareholder may lose money by investing in the Funds. Market Risk, Interest Rate Risk and Credit Risk discussed below are applicable to each Fund and the Portfolio.

MARKET RISK:

The price of a debt security will fluctuate in response to changes in interest rates.

INTEREST RATE RISK:

The amount of income paid to the shareholder by each Fund will fluctuate depending on day-to-day variations in short-term interest rates. In general, the prices of debt securities fall when interest rates rise. The Tax Free Short/Intermediate Fixed Income Fund invests in longer term obligations which are usually more sensitive to interest rate changes than the shorter-term obligations in which the money market funds invest.

CREDIT RISK:

Credit risk refers to the likelihood that an issuer will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Entities providing credit support, or a maturity-shortening structure, also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If a security's structure fails to function as intended, the security could become taxable or decline in value. Because the BBH Tax Exempt Money Fund and the BBH Tax Free Short/Intermediate Fixed Income Fund may invest their assets in municipal securities of issuers financing similar type projects, each Fund may be adversely affected by a particular economic or political event affecting that type project. Because the BBH U.S. Money Market Portfolio invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Portfolio could decline more dramatically as a result of adverse events affecting the bank industry.


FOREIGN INVESTMENT RISK:

Because the BBH U.S. Money Market Portfolio invests in securities issued by non-U.S. banks, the Portfolio is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the values of these securities.

INVESTMENTS IN EACH FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. SHARES OF EACH FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND THE SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE BBH MONEY MARKET FUND, BBH U.S. TREASURY MONEY FUND AND BBH TAX EXEMPT MONEY FUND SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN EACH FUND.

FUND PERFORMANCE

The bar chart and table below give an indication of the risks of investing in the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund. The bar chart shows changes in each Fund's performance from year to year. The table shows how the BBH Tax Free Short/Intermediate Fixed Income Fund's average annual returns for the periods indicated compared to those of the Lehman Brothers 3-Year Municipal Index and the Bond Buyer One-Year Note Index, each a broad-based market index. The Lehman Brothers 3-Year Municipal Index was issued after January 1, 1991 with a minimum credit rating of at least Baa. It was issued as part of a deal of at least $50 million, and invests in securities with a maturity value of at least $5 million and a maturity range of 1-5 years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. The Bond Buyer One-Year
Note Index is an unmanaged index of municipal bonds with a maturity range of 1-year. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The Investment Adviser has decided to eliminate the Bond Buyer One-Year Note Index as a benchmark for the Fund because the Lehman Brothers 3-Year Municipal Index is more representative of the Fund's maturity range.

For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that a Fund's performance (Before and After Taxes in the case of the BBH Tax Free Short/Intermediate Fixed Income Fund) in past years is not an indication of how a Fund will do in the future.

As of September 30, 2002 the BBH U.S. Treasury Money Fund, BBH Money Market Fund, BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund had year-to-date returns of 0.97%, 1.08%, 0.72%, and 4.66%, respectively.

                           BBH U.S.TREASURY MONEY FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

[CHART]


           1992         3.34%
           1993         2.60%
           1994         3.42%
           1995         5.16%
           1996         4.72%
           1997         4.76%
           1998         4.63%
           1999         4.06%
           2000         5.41%
           2001         3.63%


                              BBH MONEY MARKET FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

[CHART]


           1992         3.60%
           1993         2.81%
           1994         3.65%
           1995         5.59%
           1996         5.02%
           1997         5.16%
           1998         5.06%
           1999         4.80%
           2000         6.00%
           2001         3.75%

                          BBH TAX EXEMPT MONEY FUND
                      TOTAL RETURNS (% PER CALENDAR YEAR)

[CHART]


           2000         3.32%
           2001         2.27%


                BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND
                       TOTAL RETURNS (% PER CALENDAR YEAR)

[CHART]


           1993         5.91%
           1994         0.30%
           1995         7.17%
           1996         2.57%
           1997         3.98%
           1998         4.60%
           1999         0.83%
           2000         4.36%
           2001         5.52%

HIGHEST AND LOWEST RETURNS (QUARTERLY 1993-2002)


                                  HIGHEST RETURN                LOWEST RETURN
                                 ----------------             -----------------
                                          QUARTER                      QUARTER
                                            ENDED                        ENDED
                                          -------                      --------
BBH U.S. Treasury Money Fund     1.40%     Dec-00              0.31%    Jun-02

BBH Money Market Fund            1.57%    Sept-00              0.35%    Jun-02

BBH Tax Exempt Money Fund        0.87%    Sept-00              0.21%   Sept-02

BBH Tax Free Short/Intermediate
  Fixed Income Fund              2.47%     Mar-95             (0.94)%   Mar-94



AVERAGE ANNUAL TOTAL RETURNS (THROUGH DECEMBER 31, 2001)


                                       1 YEAR      5 YEAR     10 YEARS                LIFE
OF FUND
                                       ------      ------     --------
------------
BBH U.S. Treasury Money Fund*           3.63%       4.50%       4.18%        4.23% (since
3/12/91)
BBH Money Market Fund*                  3.75%       4.96%       4.54%       5.87% (since
12/12/83)
BBH Tax Exempt Money Fund               2.27%          NA          NA        2.83% (since
2/22/99)
BBH Tax Free Short/Intermediate
  Fixed Income Fund (Return
  Before Taxes)                         5.52%       3.98%          NA        4.15% (since
7/23/92)
  Return After Taxes on
   Distributions**                      4.13%       2.58%          NA        2.75% (since
7/23/92)
  Return After Taxes on
   Distributions and Sale of
   Fund Shares**                        3.38%       2.49%          NA        2.64% (since
7/23/92)
  Lehman Brothers 3-Year
   Municipal Index                      6.59%       5.08%          NA        4.96% (since
7/23/92)
  Bond Buyer One-Year Note Index        4.76%       3.77%          NA        3.60% (since
7/23/92)


* Total returns are subject to federal income taxes at the Stockholders marginal tax rate, which may be as high as 39.6%.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of State and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE
FUNDS

The tables below describe the fees and expenses1 that an investor may pay if that investor buys and holds shares of the Funds.

SHAREHOLDER FEES

(Fees paid directly from an Investor's account)

                                                                ALL FUNDS
                                                                ---------
Maximum Sales Charge (Load) Imposed on Purchases                  None
Maximum Deferred Sales Charge (Load)                              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
Redemption Fee                                                    None
Exchange Fee                                                      None



ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets as a percentage of average net assets)


                                                                                      BBH
TAX FREE SHORT/
                                  BBH U.S. TREASURY      BBH MONEY   BBH TAX EXEMPT
INTERMEDIATE FIXED
                                         MONEY FUND    MARKET FUND       MONEY
FUND           INCOME FUND
                                  -----------------    -----------   --------------
-------------------
Management Fees                           0.15%           0.10%
0.15%                 0.25%

Distribution (12b-1) Fees                 None            None
None                  None

Total Other Expenses                      0.41            0.41
0.40                  0.59
                                        -------         ------
------                ------
     Administration Fee          0.100%        0.13%          0.10%           0.15%
Shareholder Servicing/
     Eligible Institution Fee    0.225         0.25           0.25            0.25
     Other Expenses              0.085         0.03           0.05            0.19
                               -------       ------         ------          ------
Total Annual Fund Operating
     Expenses                             0.56%           0.51%
0.55%(2)              0.84%
                                        =======         ======
======                ======


(1) The expenses shown for the BBH Money Market Fund include the expenses of the BBH U.S. Money Market Portfolio.

(2) The annual fund operating expenses have been restated for the past fiscal year for purposes of this table to reflect fees currently in effect.

EXAMPLE

The example is intended to help an investor compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Funds for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Funds' operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the Investor's costs would be:


                                                                              BBH TAX FREE
                                                                        SHORT/INTERMEDIATE
                BBH U.S. TREASURY        BBH MONEY    BBH TAX EXEMPT          FIXED INCOME
                     MONEY MARKET   MARKET FUND(3)        MONEY FUND                  FUND
                     ------------   --------------        ----------                  ----
1 year                        $57              $52               $56                   $86

3 years                      $179             $164              $176                  $268

5 years                      $313             $285              $307                  $466

10 years                     $701             $640              $689                $1,037


(3)  The example above reflects the expenses of both the Fund and the Portfolio.

INVESTMENT ADVISER

The Investment Adviser to the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund, BBH Tax Free Short/Intermediate Fixed Income Fund and BBH U.S. Money Market Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Funds and the Portfolio. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for the portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At September 30, 2002, it managed total assets of approximately $35 billion.

A team of individuals manages the assets of all four Funds on a day-to-day basis. This team includes Mr. Jeffrey A. Schoenfeld, Mr. Glenn E. Baker, Mr. Greg S. Steier, Mr. John Ackler, Ms. Debra L. Crovicz and Mr. John C.G. Brownlie. Mr. Schoenfeld holds a B.A. from the University of California, Berkley and a M.B.A from the Wharton School of the University of Pennsylvania. He joined Brown Brothers Harriman in 1984. Mr. Baker holds a B.S. and a M.B.A. from the University of Michigan and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in

1991. Mr. Steier holds a B.S. and a M.B.A. from New York University. He joined Brown Brothers Harriman in 1992. Mr. Ackler holds a B.S. from Philadelphia University and a M.B.A. from Lehigh University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1999. Prior to joining Brown Brothers Harriman, he worked for Nomura Asset Management USA Inc. from 1998 to 1999 and from 1992 to 1998 he worked for CoreStates Bank, N.A. Ms. Crovicz holds a B.B.A. from George Washington University. She joined Brown Brothers Harriman in 1997. Prior to joining Brown Brothers Harriman, she worked for Republic National Bank. Mr. Brownlie holds a B.A. from Wheaton College. He joined Brown Brothers Harriman in 1995.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreements, the Funds pay the Investment Adviser the following annual fees, computed daily and payable monthly:

                                                     PERCENTAGE
                                                     OF AVERAGE
                                                          DAILY
                                                     NET ASSETS
                                                     ----------
BBH U.S. Treasury Money Fund                              0.15%
BBH U.S. Money Market Portfolio                           0.10%
BBH Tax Exempt Money Fund                                 0.15%
BBH Tax Free Short/Intermediate Fixed Income Fund         0.25%

SHAREHOLDER
INFORMATION

NET ASSET VALUE

The Trust normally determines the NAV of each Fund every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund each normally calculate their NAV once daily at noon, Eastern time. The BBH U.S. Money Market Portfolio, BBH Money Market Fund and the BBH Tax Free Short/Intermediate Fixed Income Fund each normally calculate their NAV once daily at 4:00 p.m., Eastern time. NAV is the value of a single share of a Fund.

It is anticipated that the NAV per share of the BBH Money Market Fund, BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

The Trust values the assets of the BBH U.S. Treasury Money Fund, BBH Tax Exempt Money Fund and the BBH U.S. Money Market Portfolio at amortized cost, which is approximately equal to market value. The Trust values the assets in the BBH Tax Free Short/Intermediate Fixed Income Fund's portfolio on the basis of their market quotations and valuations provided by independent pricing services. If quotations are not readily available, the assets of the BBH Tax Free Short/ Intermediate Fixed Income Fund are valued at fair value in accordance with procedures established by the Trustees of the Trust.

PURCHASE OF SHARES

The Trust offers shares of each Fund on a continuous basis at its NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the

NAV is calculated. The Trust then executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund are entitled to dividends declared on the day the Trust executes the purchase order on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund are entitled to dividends declared on the next business day following the day the Trust executes the purchase order on the books of the Trust.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently is as low as $1,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Trust through Brown

Brothers Harriman, the Funds' Shareholder Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares. The Trust executes all purchase orders for initial and subsequent purchases at the NAV per share next determined after the Trust's Custodian, Brown Brothers Harriman, has received payment in the form of a cashier's check drawn on a U.S. bank, a check certified by a U.S. bank or a wire transfer. The Funds' Shareholder Servicing Agent has established a minimum initial purchase requirement for each Fund of $100,000 and a minimum subsequent purchase requirement for each Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

REDEMPTION OF SHARES

The Trust executes your redemption request at the next NAV calculated after the Trust receives your redemption request. Shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund continue to earn daily dividends declared prior to the business day that the Trust executes the redemption request on the books of the Trust. Shares of the BBH Tax Free Short/Intermediate Fixed Income Fund continue to earn dividends declared through the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request in good order to the Trust through the Shareholder Servicing Agent. The Trust pays proceeds resulting from such redemption directly to shareholders of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund generally on the day the redemption request is executed. The Trust pays proceeds resulting from such redemption directly to shareholders of the BBH Tax Free Short/Intermediate Fixed Income Fund generally on the next business day after the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

REDEMPTIONS BY THE TRUST

The Shareholder Servicing Agent has established a minimum account size of $100,000 for the Funds, which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Trust may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Trust notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution and each Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

FURTHER REDEMPTION INFORMATION

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

DIVIDENDS AND DISTRIBUTIONS

The net income and short-term capital gains and losses of the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund, if any, are declared as a dividend daily and paid monthly. All of the BBH Tax Free Short/Intermediate Fixed Income Fund's net investment income and a discretionary portion of any net short-term capital gains are declared as a dividend daily and paid monthly.

Determination of each Fund's net income is made each business day immediately prior to the determination of the NAV per share of each Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of each Fund on the immediately preceding business day.

Each Eligible Institution and each Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Funds on the date of determination. For the BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund, shares purchased through submission of a purchase order prior to noon, Eastern time on such a business day begin earning dividends on that business day. For the BBH Money Market Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on that business day. Shares redeemed do not qualify for a dividend on the business day that the redemption is executed. For the BBH Tax Free Short/Intermediate Fixed Income Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on the next business day. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends paid in cash, the Trust automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.

Such shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

Substantially all of the BBH Tax Free Short/Intermediate Fixed Income Fund's realized net long-term capital gains, if any, are declared and paid to shareholders on an annual basis as a capital gains distribution. The Trust may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

TAXES

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the BBH U.S. Treasury Money Fund and BBH Money Market Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The BBH Tax Exempt Money Fund and BBH Tax Free Short/Intermediate Fixed Income Fund expect that most of their net income will be attributable to interest on municipal obligations and as a result most of the Funds' dividends to shareholders will not be taxable. The non-exempt portion of dividends are taxable to shareholders of the Funds as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The BBH Tax Free Short/Intermediate Fixed Income Fund's capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.

The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the financial performance of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Funds' financial statements, are included in the annual report, which is available upon request.


                                                              BBH U.S. TREASURY MONEY FUND

------------------------------------------------------------------
                                                              For the years ended June 30,

------------------------------------------------------------------
                                              2002          2001          2000
1999          1998
                                           ----------    ----------    ----------
----------    ----------

Net asset value, beginning of year            $1.00         $1.00         $1.00
$1.00         $1.00
Income from investment operations:
  Net investment income                        0.02          0.05          0.05
0.04          0.05
Dividends to shareholders from net
  investment income                           (0.02)        (0.05)        (0.05)
(0.04)        (0.05)
                                           ----------    ----------    ----------
----------    ----------
Net asset value, end of year                  $1.00         $1.00         $1.00
$1.00         $1.00
                                           ==========    ==========    ==========
==========    ==========
Total return                                   1.95%         5.20%         4.75%
4.15%         4.78%
Ratios/ Supplemental Data:(1)
  Net assets, end of year
    (000's omitted)                        $188,010      $186,039      $134,425
$193,222      $194,694
  Ratio of expenses to average
     net assets                                0.56%(1)      0.55%         0.57%
0.62%         0.56%
  Ratio of net investment income to
     average net assets                        1.91%         5.00%         4.68%
4.07%         4.70%

--------------

(1) The ratio of expenses to average net assets for the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.56%.

                                                              BBH U.S. TREASURY MONEY FUND

------------------------------------------------------------------
                                                              For the years ended June 30,

------------------------------------------------------------------
                                              2002          2001          2000
1999          1998
                                           ----------    ----------    ----------
----------    ----------
Net asset value, beginning of year            $1.00         $1.00         $1.00
$1.00         $1.00
Income from investment operations:
  Net investment income                        0.02          0.05          0.05
0.05          0.05
Dividends to shareholders from net
  investment income                           (0.02)        (0.05)        (0.05)
(0.05)        (0.05)
                                           ----------    ----------    ----------
----------    ----------
Net asset value, end of year                  $1.00         $1.00         $1.00
$1.00         $1.00
                                           ==========    ==========    ==========
==========    ==========
  Total return                                 1.95%         5.20%         4.75%
4.15%         4.78%
Ratios/ Supplemental Data:(1)
  Net assets, end of year
    (000's omitted)                      $1,381,937    $1,449,742     $1,421,98
$1,074,741      $937,790
  Ratio of expenses to average
     net assets                                0.51%         0.52%         0.53%
0.53%         0.55%
  Ratio of net investment income to
     average net assets                        2.08%         5.43%         5.29%
4.66%         5.11%


------------


(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.

                                                                           BBH TAX EXEMPT
MONEY FUND

----------------------------------------------------------------------

For the

period from

February 22,

1999

(commence-

ment of
                                                            For the year ended June
30,                  operations) to

-----------------------------------------------         June 30,
                                                       2002               2001
2000             1999
                                                    ----------         ----------
----------     -----------------
Net asset value, beginning of period                  $1.00              $1.00
$1.00              $1.00
Income from investment operations:
   Net investment income                               0.01
0.03               0.03               0.01
Dividends to shareholders from
   net investment income                              (0.01)             (0.03)
(0.03)             (0.01)
                                                    ----------         ----------
----------     -----------------
Net asset value, end of period                        $1.00              $1.00
$1.00              $1.00
                                                    ==========         ==========
==========     =================
   Total return(1)                                     1.40%
3.20%              3.05%              1.03%
Ratios/ Supplemental Data:
   Net assets, end of period (000's omitted)       $414,143           $199,398
$173,050            $14,654
   Ratio of expenses to average net assets(2)          0.53%(2)
0.65%              0.65%              0.65%(3)
   Ratio of net investment income to average
     net assets                                        1.28%
3.17%              3.24%              2.63%(3)


---------------


(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would be as follows:


Expenses paid by the Fund              -      0.62%     0.62%      1.23%(3)
Expense offset arrangement             -      0.03%     0.03%      0.05%(3)
Net expenses                           -      0.65%     0.65%      1.28%(3)
Total return                           -      3.20%     3.05%      0.40%


(2) The ratio of expenses to average net assets for the year ended June 30, 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.55%.

(3) Annualized.

                                                                        BBH TAX FREE
SHORT/INTERMEDIATE
                                                                               FIXED INCOME
FUND

---------------------------------------------------------------------------------
                                                                           For the years
ended June 30,

---------------------------------------------------------------------------------
                                                         2002
2001              2000             1999          1998
                                                   --------------     -------------
-------------     -----------    -----------
Net asset value, beginning of year                      $10.53            $10.24
$10.30           $10.40        $10.33
Income from investment operations:
   Net investment income                                  0.31
0.35              0.34             0.35          0.36
   Net realized and unrealized
     gain (loss) on investments                           0.22
0.29             (0.06)           (0.10)         0.07
Less dividends and distributions:
   From net investment income                            (0.31)
(0.35)            (0.34)           (0.35)        (0.36)
   From net realized gains                               (0.02)
-                 -                -             -
                                                   --------------     -------------
-------------     -----------    -----------
Net asset value, end of year                            $10.73            $10.53
$10.24           $10.30        $10.40
                                                   ==============     =============
=============     ===========    ===========
Total return                                              5.14%
6.37%             2.88%            2.44%         4.25%
Ratios/ Supplemental Data:
   Net assets, end of year
     (000's omitted)                                   $82,365           $64,592
$78,381          $75,719       $80,160
   Ratio of expenses to average net assets:
     Net expenses paid by Fund                            0.83%
0.77%             0.85%            0.82%         0.78%
     Expense offset arrangement                           0.01%
0.06%             0.03%            0.01%         0.02%
     Total expenses                                       0.84%
0.83%             0.88%            0.83%         0.80%
   Ratio of net investment income to
     average net assets                                   2.90%
3.36%             3.29%            3.37%         3.49%
   Portfolio turnover rate                                  94%
45%               22%              44%           20%

ADDITIONAL INFORMATION

BBH MONEY MARKET FUND

INVESTMENT STRUCTURE. The Trust seeks to achieve the investment objective of the BBH Money Market Fund by investing all of the Fund's assets in the BBH U.S. Money Market Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the BBH U.S. Money Market Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. The Trust may withdraw the Fund's investment in the BBH U.S. Money Market Portfolio at any time as a result of changes in the BBH U.S. Money Market Portfolio's investment objective, policies or restrictions or if the Board of Trustees determines that it is otherwise in the best interests of the Fund to do so.

U.S. GOVERNMENT SECURITIES. The BBH U.S. Money Market Portfolio may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

BANK OBLIGATIONS. The BBH U.S. Money Market Portfolio may invest in U.S. dollar-denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The BBH U.S. Money Market Portfolio's investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The BBH U.S. Money Market Portfolio may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets).

COMMERCIAL PAPER. The BBH U.S. Money Market Portfolio may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

REPURCHASE AGREEMENTS. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH U.S. Money Market Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The BBH U.S. Money Market Portfolio always receives as collateral securities which are eligible securities for the BBH U.S. Money Market Portfolio to purchase.

OTHER OBLIGATIONS. Assets of the BBH U.S. Money Market Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations.

BBH TAX EXEMPT MONEY FUND AND BBH TAX FREE
SHORT/INTERMEDIATE FIXED INCOME FUND

The following information describes the securities each Fund may purchase, the interest on which is exempt from federal income tax and the alternative minimum tax. However, other such securities not mentioned below may be purchased for each Fund if they meet the quality and maturity guidelines set forth in each Fund's investment policies.

MUNICIPAL BONDS. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities provide interest income that is exempt from regular federal income tax, other than the alternative minimum tax. They generally meet the longer-term capital needs of their issuers and have maturities of one year or more. The BBH Tax Exempt Money Fund may purchase Municipal Bonds with a remaining maturity of 397 days or less. These securities include:

- General Obligation Bonds -- bonds backed by the municipality's pledge of full faith, credit and taxing power.

- Revenue Bonds -- bonds backed by the revenue of a specific project, facility or tax. These include municipal water, sewer and power utilities; transportation projects; education or housing facilities; industrial development and resource recovery bonds.

- Refunded Bonds -- general obligation or revenue bonds that have been fully secured or collateralized by an

  "escrow fund" consisting of U.S. Government obligations that can adequately meet interest and principal payments.

- Lease Obligation Bonds -- bonds backed by lease obligations of a state or local authority for the use of land, equipment and facilities. These securities are not backed by the full faith and credit of the municipality and may be riskier than general obligation bonds or revenue bonds.

- Asset-Backed Bonds -- bonds secured by interests in pools of municipal purchase contracts, financing leases and sales agreements. These obligations are collateralized by the assets purchased or leased by the municipality.

- Zero Coupon Bonds -- securities issued at a discount from their face value that pay all interest and principal upon maturity.

- Participation Certificates -- variable rate demand instruments that the BBH Tax Exempt Money Fund may invest in include Participation Certificates purchased by such Fund from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt municipal obligations (expected to be focused in Revenue Bonds) owned by such institutions or affiliated organizations. A participation certificate represents the sale by the bank of an undivided interest in a municipal obligation it owns. These certificates may be supported by a bank letter of credit or guarantee.

OTHER FEDERAL TAX-EXEMPT OBLIGATIONS -- Any other Federal tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, whose inclusion in the BBH Tax Exempt Money Fund would be consistent with such Fund's Investment Objectives, Investment Strategies, and permissable under Rule 2a-7 under the Investment Company Act of 1940 as amended.

STAND-BY COMMITMENTS -- When the BBH Tax Exempt Money Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at such Fund's option a specified Municipal Obligation at a specified price with same day settlement.

MUNICIPAL NOTES. Debt obligations issued by states, local governments and regional authorities which provide interest income that is exempt from regular federal income taxes, other than the alternative minimum tax. They generally meet the shorter-term capital needs of their issuers and have maturities of less than one year. These securities include:

- Tax and Revenue Anticipation Notes -- notes issued in expectation of future taxes or revenues.
- Bond Anticipation Notes -- notes issued in anticipation of the sale of long-term bonds.

MUNICIPAL COMMERCIAL PAPER -- obligations issued to meet short-term working capital or operating needs.

VARIABLE AND FLOATING RATE INSTRUMENTS -- securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

MORE INFORMATION ON THE FUNDS IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds' Investment Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected each Fund's performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone                        Call 1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:
                                    Brown Brothers Harriman
                                    140 Broadway
                                    New York, New York 10005

By E-mail send your request to:     bbhfunds@bbh.com

On the Internet:
Text-only versions of Fund documents can be viewed online or downloaded from:
                                    Brown Brothers Harriman
                                    http://www.bbhfunds.com
                                    SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-03779

                         [BROWN BROTHERS HARRIMAN LOGO]











33


                       STATEMENT OF ADDITIONAL INFORMATION
                              BBH MONEY MARKET FUND
                (formerly, The 59 Wall Street Money Market Fund)

                  40 Water Street, Boston, Massachusetts 02109

                                October 28, 2002



     BBH Money Market Fund (the "Fund") is a separate diversified series of BBH Trust (the "Trust"), which is organized as a Massachusetts business trust on June 7, 1983 and is a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a type of mutual fund commonly known as a money market fund. The Fund is designed to be a cost effective and convenient means of making substantial investments in money market instruments. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified open-end investment company having the same investment objective as the Fund. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. There can be no assurance that the Fund's investment objective will be achieved.

     The Annual Report of the Fund dated June 30, 2002 has been filed with the Securities and Exchange Commission (SEC) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

     Brown Brothers Harriman is the investment adviser of the Portfolio (the "Investment Adviser"). This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated October 28, 2002, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.



                                Table of Contents

                                                                         Page

Investments
         Investment Objective and Policies                                3
         Investment Restrictions                                          8
Management
         Trustees and Officers                                            10
         Investment Adviser                                               18
         Administrators                                                   19
         Distributor                                                      21
         Shareholder Servicing Agent, Financial Intermediaries
         and Eligible Institutions                                     21-22
         Custodian, Transfer and Dividend Disbursing Agent                23
Independent Auditors                                                      23
Net Asset Value                                                           23
Computation of Performance                                                25
Purchases and Redemptions                                                 26
Federal Taxes                                                             27
Description of Shares                                                     27
Portfolio Brokerage Transactions                                          30
Bond, Note and Commercial Paper Ratings                                   31
Additional Information                                                    32
Financial Statements                                                      33




                                   INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks to achieve its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified open-end investment company having the same investment objective as the Fund. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. The Fund invests at least 80% of its assets in securities issued in the U.S. The Fund will provide shareholders with at least 60 days prior notice of any changes in this policy as required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. For these purposes, the Portfolio adheres to the following operating policies (which may be changed without shareholder or investor approval):

o Interest Rate Risk Control. The average maturity of the Portfolio will be limited to 60 days. Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7") and CFTC Rule 1.25 guidelines currently limit the average maturity of a money market fund to 90 days.

o Liquidity. The Portfolio will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.

o Issuer Diversification. The Portfolio will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-Government issuer. Rule 2a-7 and CFTC Rule 1.25 guidelines currently allow issuer concentrations of 5%.

o Credit Quality. The Portfolio will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's, and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

         There can be no assurance that the Fund's investment objective or that of the Portfolio will be achieved.

         The following supplements the information contained in the Prospectusconcerning the investment objective, policies and techniques of the Fund and the Portfolio. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolio. Shareholder composition at the level of the Portfolio's various Spoke funds may fluctuate between individual investors and institutional investors and their underlying interest holders (e.g., futures commission merchants), and one or more investors could at any given time hold a significant percentage of a Spoke fund's outstanding shares. A large scale redemption by such an investor could cause the Portfolio to sell certain assets at an inopportune time.

Loans of Portfolio Securities
     Loans of portfolio securities up to 30% of the total value of the Portfolio are permitted and may be entered into for not more than one year. Securities of the Portfolio may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Portfolio any income accruing thereon, and cash collateral may be invested for the Portfolio, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Portfolio in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice.
Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Portfolio. Securities of the Portfolio are not loaned to Brown Brothers Harriman or to any affiliate of the Trust, the Portfolio or Brown Brothers Harriman.

U.S. Government Securities
     Assets of the Portfolio may be invested in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities which are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association (FNMA), the U.S. Postal Service and the Resolution Funding Corporation (REFCORP), each of which has a limited right to borrow from the U.S. Treasury to meet its obligations, and securities of the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Student Loan Marketing Association, the obligations of each of which may be satisfied only by the individual credit of the issuing agency. Securities which are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association (GNMA), the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. Government securities.

Bank Obligations
     Assets  of  the  Portfolio  may  be  invested  in  U.S.
dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees. See "Bond, Note and Commercial Paper
Ratings" in the Statement of Additional Information. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available  information  about a non-U.S.  issuer,  and  non-U.S.  issuers generally  are not subject to uniform accounting  and  financial  reporting
standards,   practices  and  requirements comparable to those applicable to
U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and
other  taxes  imposed  by  such  countries.   Tax conventions between certain
countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S.
issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
     Assets of the  Portfolio  may be invested  in  commercial  paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of
Trustees. Any   commercial   paper  issued  by  a  non-U.S.   corporation
must  be  U.S. dollar-denominated  and not subject to non-U.S.  withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Portfolio's net assets. Since the Portfolio may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S.
issuers,  such as currency  exchange control   regulations,   the
possibility   of   expropriation,    seizure   or nationalization  of non-U.S.
deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Borrowing
     The Investment Company Act of 1940 (the "1940 Act") permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the fund's share value). Money borrowed is also subject to interest costs.

Repurchase Agreements
     A repurchase  agreement is an agreement in which the seller (the
"Lender") of a security agrees to repurchase from the Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Portfolio are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Portfolio invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Portfolio always receives as collateral securities which are eligible securities for the Portfolio to purchase. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Portfolio in each agreement along with accrued interest. Payment for such securities is made for the Portfolio only upon physical delivery or evidence of book entry transfer to the account of Brown Brothers Harriman & Co, the Portfolio's Custodian. If the Lender defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Portfolio may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Portfolio if, as a result, more than 10% of the Portfolio's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.

Reverse Repurchase Agreements
     Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities. This is an agreement in which the Portfolio agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Portfolio. Proceeds of borrowings under reverse repurchase agreements are invested for the Portfolio. This is the speculative factor known as "leverage". If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Portfolio as well as the value of securities purchased with the proceeds will decline. In these circumstances, the Portfolio's entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Fund's net asset value (NAV) of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the Portfolio if, as a result, more than one-third of the market value of the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Portfolio's obligations created by reverse repurchase agreements is reduced within three days thereafter (not
including  weekends and holidays) or such longer period as the   (SEC) may
prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of the Portfolio's assets, as defined above. A segregated account with the Custodian is established and maintained for the Portfolio with liquid assets in an amount at least equal to the Portfolio's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

When-Issued and Delayed Delivery Securities
     Securities may be purchased for the Portfolio on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Portfolio until delivery and payment take place. At the time the commitment to purchase securities for the Portfolio on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Portfolio's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for the Portfolio with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Portfolio could, as with the disposition of
any other portfolio  obligation,   incur  a  gain  or  loss  due  to  market
fluctuation. When-issued commitments for the Portfolio may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Other Obligations
     Assets of the Portfolio may be invested in bonds and asset-backed securities, with maturities not exceeding thirteen months, issued by U.S. corporations which at the date of investment are rated within the highest short-term rating category for such obligations or the two highest long-term rating categories by at least two (unless only
rated  by one)   NRSROs  (e.g.,  Moody's  and S&P) or, if unrated,  are of
comparable quality as determined by or under the direction of the Portfolio's Board of Trustees.

     Assets of the Portfolio may also be invested in obligations of the International Bank for Reconstruction and Development which may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future. However, assets of the Portfolio may not be invested in obligations of the Inter-American Development Bank or the Asian Development Bank.

Supranational Agencies
Supranational agencies supported by the capital of more than one sovereign state, such as the World Bank or the Asian Development Bank.


INVESTMENT RESTRICTIONS

     The Fund and the Portfolio are operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be (see "Additional Information"). Since the investment restrictions of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investment restrictions of the Portfolio.

     Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, neither the Portfolio nor the Trust, with respect to the Fund, may:

     (1) enter into repurchase agreements with more than seven days to maturity if, as a result thereof, more than 10% of the market value of its net assets would be invested in such repurchase agreements together with any other investment for which market quotations are not readily available;

     (2)  enter  into  reverse  repurchase   agreements  which,   including
any borrowings under investment restriction no. 3, exceed, in the aggregate, one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the SEC may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (3) borrow money, except as permitted by the 1940 Act and rules thereunder;

     (4) enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than obligations created by when-issued commitments;

     (5) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of such investments in such industry would exceed 25% of the value of its total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks;

     (6) purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations or any one such issuer. This limitation does not apply to issues of the U.S. Government, its agencies or instrumentalities;

     (7) make loans, except through the purchase or holding of debt obligations, repurchase agreements or loans of portfolio securities in accordance with its investment objective and policies (see "Investment Objective and Policies");

     (8) purchase or sell puts, calls, straddles, spreads, or any combinations thereof; real estate; commodities; commodity contracts or interests in oil, gas or mineral exploration or development programs. However, bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts may be purchased;

     (9) purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction is not deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     (10) invest in fixed time deposits with a duration of over seven calendar days, or in fixed time deposits with a duration of from two business days to seven calendar days, if more than 10% of its total assets would be invested in such deposits;

     (11) act as an underwriter of securities; or

     (12) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     The Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of its total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of the Fund's total assets (other than securities issued by the U.S. Government, its agencies or instrumentalities).

     Except as otherwise required, there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

     Non-Fundamental Restrictions. The Portfolio and the Trust, on behalf of the Fund, may not as a matter of operating policy (except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) purchase more than 10% of all outstanding debt obligations
of any one issuer (other  than   securities   issued  by  the  U.S.
government,   its   agencies instrumentalities);  (ii) invest  more than 10% of its net assets (taken at the greater of cost or market value) in restricted securities; (iii) invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities; (iv) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act; or (v) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 and in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowing. In addition, neither the Portfolio nor the Trust on behalf of the Fund, as the case may be, will purchase securities while borrowings exceed 5% of its total assets. It is intended that any borrowing by the Portfolio or the Trust, with respect to the Fund, will be to facilitate the orderly sale of portfolio securities and/or to meet redemption requests, and will not be for investment purposes. These policies are non-fundamental and may be changed without shareholder approval.

     Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

                                   MANAGEMENT

TRUSTEES OF THE TRUST AND THE PORTFOLIO

      Information pertaining to the Trustees of the Trust, Trustees of the Portfolio and executive officers of the Trust and Portfolio is set forth below.



------------------------------------------------------------------------------------------
Name, Address,    Position(s) Term of    Principal          Number of    Other
and Age           Held with   Office#    Occupation(s)      Funds/PortfolioTrustee/Directorships
                  the         and        During Past 5      in Fund      Held
                  Trust/PortfoLength of  Years              Complex
                              Time                          Overseen by
                              Served                        Trustee^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
"Interested"
Directors:
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V.         Chairman    Since 1990 Managing           12           None
Shields Jr.*      of the                 Director,
(aged 63) -       Board and              Chairman and
Shields &         Trustee                Chief Executive
Company, 140                             Officer of
Broadway, New                            Shields & Company
York, NY 10005                           (registered
                                         broker-dealer and
                                         member of New
                                         York Stock
                                         Exchange);
                                         Chairman of
                                         Capital
                                         Management
                                         Associates, Inc.
                                         (registered
                                         investment
                                         adviser); Vice
                                         Chairman and
                                         Trustee of New
                                         York Racing
                                         Association;
                                         Director of
                                         Flowers
                                         Industries, Inc.
                                         (diversified food
                                         company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
"Independent"
Directors: **
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard   Trustee     Since 1993 Vice Chairman -    12           Director of Old
(aged 66) - the                          Finance/Operations              Westbury Funds
Interpublic                              and CFO (May 1995               (5)
Group of                                 - February 2000)
Companies, Inc.,                         and Special
20 Marshall                              Advisor (March
Street, Suite                            2000 - Present),
210, S. Norwalk,                         The Interpublic
CT 06854                                 Group of
                                         Companies, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard           Trustee     Since 1999 Retired; Director  12           None
Carpenter (aged                          of Investments,
68) - 10820                              Pennsylvania
North La Quinta                          Public School
Drive, Tucson,                           Employees'
AZ 85737                                 Retirement System
                                         (until December
                                         1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Clifford A.       Trustee     Since 1999 Retired.           12           None
Clark (aged 71)
- 42 Clowes
Drive, Falmouth,
MA 02540
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Felman   Trustee     Since 1990 Retired; Chairman  12           Director of
(aged 62) - 3                            and CEO of AT&T                 Dreyfus Mutual
Tall Oaks Drive,                         Investment                      Funds (59 Funds)
Warren, NJ 07059                         Management
                                         Corporation
                                         (until May 1997);
                                         Director of
                                         Jeffrey Co. (1992
                                         to present);
                                         Director of QMED
                                         (1999 to present).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
J. Angus Ivory    Trustee     Since 1999 Retired; Director  12           None
(aged 69) -                              of Brown Brothers
Greenway Farm,                           Harriman Ltd.
Tockenham,                               (subsidiary of
Swindon,                                 Brown Brothers
Wiltshire, SN4                           Harriman & Co.)
7PP England                              (until December
                                         2001); Director
                                         of Old Daily
                                         Equity Fund
                                         Saddlery (1992 to
                                         present);
                                         Advisor, RAF
                                         Central Fund
                                         (1992 to present).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy      Trustee     Since 1993 Private Investor.  12           None
(aged 62) - 4111
Clear Valley
Drive, Encino,
CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.         Trustee     Since 1992 Retired;           12           None
Miltenberger                             Executive Vice
(aged 63) -                              President and
Richard K.                               Chief Financial
Mellon & Sons,                           Officer of
P.O. Box RKM,                            Richard K. Mellon
Ligonier, PA                             and Sons (private
15658                                    foundation  until
                                         June 1998); Vice
                                         President and
                                         Treasurer of
                                         Richard King
                                         Mellon Foundation
                                         (until June
                                         1998); Trustee,
                                         R.K. Mellon
                                         Family Trusts
                                         (since 1981);
                                         General Partner,
                                         Mellon Family
                                         Investment
                                         Company IV, V and
                                         VI; Director of
                                         Aerostructures
                                         Corporation
                                         (aircraft
                                         manufacturer)
                                         (since 1996).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Timothy J.        President   Since 2002 President of BBH   N/A          N/A
Connelly (aged                           Common Settlement
43) - 59 Wall                            Fund, Inc., BBH
Street, New                              Common Settlement
York, NY 10005                           Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Partner (since
                                         January 2001) and
                                         Managing Director
                                         (since October
                                         1996) of Brown
                                         Brothers Harriman
                                         & Co. ("BBH &
                                         Co.")
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael D.        Vice        Since 2002 Vice President,    N/A          N/A
Martins (aged     President,             Treasurer,
36) - 59 Wall     Treasurer,             Principal
Street, New       Principal              Accounting
York, NY 10005    Accounting             Officer,
                  Officer                Principal
                  and                    Financial Officer
                  Principal              and Principal
                  Financial              Financial Officer
                  Officer                of BBH Common
                                         Settlement Fund,
                                         Inc., BBH Common
                                         Settlement Fund
                                         II, Inc., BBH
                                         Fund, Inc. and
                                         the BBH
                                         Portfolios (since
                                         August 2002);
                                         Vice President
                                         (since April
                                         2002) and
                                         Assistant Vice
                                         President (since
                                         December 1996) of
                                         BBH & Co.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones     Secretary   Since 2002 Secretary of BBH   N/A          N/A
(aged 49) - 1001                         Common Settlement
Liberty Avenue,                          Fund, Inc., BBH
Pittsburgh, PA                           Common Settlement
15222-3779                               Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Counsel,
                                         ReedSmith, LLP
                                         (since October
                                         2002); Corporate
                                         Counsel January
                                         1997 to September
                                         2002 and Vice
                                         President January
                                         1999 to September
                                         2002 of Federated
                                         Services Company.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Peter J. Germain  Vice        Since 2002 Vice President of  N/A          N/A
(aged 43) - 1001  President              BBH Common
Liberty Avenue,                          Settlement Fund,
Pittsburgh, PA                           Inc., BBH Common
15222-3779                               Settlement Fund
                                         II, Inc., BBH
                                         Fund, Inc. and
                                         the BBH
                                         Portfolios (since
                                         August 2002);
                                         Senior Vice
                                         President,
                                         Federated
                                         Services Company
                                         (since November
                                         1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin  Vice        Since 2002 Vice President of  N/A          N/A
(aged 42) - 1001  President              BBH Common
Liberty Avenue,                          Settlement Fund,
Pittsburgh, PA                           Inc., BBH Common
15222-3779                               Settlement Fund
                                         II, Inc., BBH
                                         Fund, Inc. and
                                         the BBH
                                         Portfolios (since
                                         August 2002);
                                         Vice President of
                                         Federated
                                         Services Company
                                         (since November
                                         1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor Siclari    Assistant   Since 2002 Assistant          N/A          N/A
(aged 39) - 1001  Secretary              Secretary of BBH
Liberty Avenue,                          Common Settlement
Pittsburgh, PA                           Fund, Inc., BBH
15222-3779                               Common Settlement
                                         Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Partner,
                                         ReedSmith, LLP
                                         (since October
                                         2002); Vice
                                         President (March
                                         1996 to September
                                         2002) and Senior
                                         Corporate Counsel
                                         (July 1998 to
                                         September 2002)
                                         of Federated
                                         Investors, Inc.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn   Assistant   Since 2002 Assistant          N/A          N/A
(aged 36) - 59    Secretary              Secretary of BBH
Wall Street, New                         Common Settlement
York, NY 10005                           Fund, Inc., BBH
                                         Common Settlement
                                         Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Associate, BBH &
                                         Co. (since April
                                         1996).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith     Assistant   Since 2002 Assistant          N/A          N/A
(age 37) - 59     Treasurer              Treasurer of BBH
Wall Street, New                         Common Settlement
York, NY 10005                           Fund, Inc., BBH
                                         Common Settlement
                                         Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Assistant Vice
                                         President (since
                                         September 2001),
                                         Associate
                                         (September
                                         2000-August 2001)
                                         and Senior
                                         Analyst (June
                                         1999 - August
                                         2000) of BBH &
                                         Co.; Manager,
                                         Fund
                                         Administration,
                                         State Street Bank
                                         and Trust Company
                                         (June 1997 - May
                                         1999).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gregory Lomakin   Assistant   Since 2002 Assistant          N/A          N/A
(aged 37) - 59    Treasurer              Treasurer of BBH
Wall Street, New                         Common Settlement
York, NY 10005                           Fund, Inc., BBH
                                         Common Settlement
                                         Fund II, Inc.,
                                         BBH Fund, Inc.
                                         and the BBH
                                         Portfolios (since
                                         August 2002);
                                         Assistant Vice
                                         President (since
                                         September 2001),
                                         and Associate
                                         (May 1992-April
                                         1998).


# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc., BBH U.S. Money Market Portfolio, BBH U.S. Equity Portfolio, BBH International Equity Portfolio, BBH European Equity Portfolio, BBH Pacific Basin Equity Portfolio, BBH High Yield Fixed Income Portfolio, BBH Broad Market Fixed Income Portfolio and BBH Global Equity Portfolio. The BBH Fund, Inc., which has eight series, and BBH Trust, which has four series, are each counted as one "fund" for purposes of this table.

* Mr. Shields is an "interested person" of the Trust because of his affiliation with a registered broker-dealer.

** As defined under "Board of Trustees" below.

BOARD OF TRUSTEES

      The Board of Trustees, in addition to supervising the actions of the Portfolio's Investment Adviser and the Trust's Administrator and Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Funds and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the member of the Board of Trustees who are not "interested persons" thereof (as defined in the 1940 Act) (the "Independent Directors") review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Independent Trustees are assisted in this process by independent legal counsel.

      The Independent Trustees serve on an Audit Committee that selects the independent public accounts for the Funds and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

      Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for the Funds which meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held five meetings during the last fiscal year.

                     Trustee Equity Ownership As Of 12/31/01

---------------------------------------------------------------------------
Name of Trustee           Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Director
                                                   in Family of
                                                   Investment Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V. Shields, Jr.    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          None                     $10,001-$50,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Clifford A. Clark         None                     $50,001-$100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus Ivory            None                     None
---------------------------------------------------------------------------

      As of September 30, 2002, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of the Trust, and to the knowledge of the Trust, no person owned beneficially more than 5% of the outstanding shares of any Fund.

      As of September 30, 2002, the Partners of Brown Brothers Harriman and their immediate families owned 50,201,015 (3.68%) shares of the Fund. Brown Brothers Harriman and its affiliates separately have investment discretion over an additional 478,559,230 (35.10%) shares of the Fund, as to which shares Brown Brothers Harriman disclaims beneficial ownership.

COMPENSATION

      Each member of the Board of Trustees receives a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) and such base annual fee is allocated among all series of the Corporation and BBH Trust, respectively, and each active BBH HubSM Portfolio (in each case, based upon their respective net assets). Members of the Valuation Committee (Mssrs. Feldman, Carpenter and Shields) receive an additional $2,000 per year. In addition, each series of the Corporation and BBH Trust, and each such Portfolio that has commenced operations, pays an annual fee to each Director of $1,000.

               Trustee Compensation For Fiscal Year Ended 8/31/02

---------------------------------------------------------------------------
Name of         Aggregate      Pension or     Estimated      Total
Person,         Compensation   Retirement     Annual         Compensation
Position        from Fund      Benefits       Benefits upon  from Fund
                               Accrued as     Retirement     Complex^
                               Part of Fund                  paid to
                               Expenses                      Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V.       $14,681        None           None           $41,500
Shields, Jr.,
Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P.       $11,511        None           None           $35,500
Beard, Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L.      $11,511        None           None           $36,500
Carpenter,
Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Clifford A.     $11,511        None           None           $35,500
Clark, Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P.        $11,511        None           None           $36,500
Feldman,
Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Angus        $11,511        None           None           $35,500
Ivory, Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy,   $11,511        None           None           $35,500
Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D.       $11,511        None           None           $36,500
Miltenberger,
Trustee
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David M.                       None           None           $17,250
Seitzman,
Trustee
Emeritus **
---------------------------------------------------------------------------

^  See corresponding note to "Trustees" table, above.
** As of May 26, 2001.

      Because of the services rendered to the Trust by the Investment Adviser and the Administrator, the Trust requires no employees other than its officers, and the officers receive no compensation from the Trust or the Fund.

INVESTMENT ADVISER

     Under its Investment Advisory Agreement with the Portfolio, subject to the general supervision of the Portfolio's Trustees and in conformance with the stated policies of the Portfolio, Brown Brothers Harriman provides investment advice and portfolio management services to the Portfolio. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Portfolio, to place the purchase and sale orders for portfolio transactions and to manage, generally, the Portfolio's investments.

     The Investment Advisory Agreement between Brown Brothers Harriman and the Portfolio is dated December 15, 1993, as amended and restated July 1, 2000, and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio, or by the Portfolio's Trustees,
and (ii) by a vote of a majority of the Trustees of the Portfolio who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Portfolio ("Independent Trustees"),
cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Trustees on November 9, 2000. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Portfolio or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman
on  90  days'  written  notice  to  the  Portfolio  (see   "Additional
Information").

     With respect to the Portfolio, the investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.10% of the Portfolio's average daily net assets. Prior to July 1, 2000, the investment advisory fee paid to the Investment Adviser was calculated daily and paid monthly at an annual rate equal to 0.15% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2002, 2001, and 2000, the Portfolio incurred $3,458,367, $1,833,120, and  $1,974,749,  respectively,  for advisory services.

     The investment advisory services of Brown Brothers Harriman to the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant  to a license  agreement  between  the  Trust  and Brown
Brothers Harriman dated November 9, 2001, the Trust and each series thereof may use "BBH" in name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all references to BBH.

     Pursuant to a license  agreement  between the Portfolio and Brown
Brothers Harriman dated May 9, 2000, the Portfolio may continue to use in its name BBH. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Portfolio upon the expiration or earlier termination of any investment advisory agreement between the Portfolio and Brown Brothers Harriman. Termination of the agreement would require the Portfolio to change its name to eliminate all reference to BBH.

ADMINISTRATORS

     Brown Brothers Harriman acts as Administrator of the Trust and Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Portfolio. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman

     In its capacity as  Administrator  of the Trust,  Brown  Brothers
Harriman administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

     Brown Brothers Harriman Trust Company, LLC in its capacity as
Administrator of the Portfolio, administers all aspects of the Portfolio's operations subject to the supervision of the Portfolio's Trustees except as set forth above under "Investment Adviser". In connection with its responsibilities as Administrator for the Portfolio and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Portfolio with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Portfolio, including the maintenance of certain books and records, receiving and processing requests for increases and decreases
in  the   beneficial   interests  in  the  Portfolio, notification  to the
Investment Adviser of available funds for investment, reconciliation of account information and balances between the Custodian and the Investment Adviser, and processing, investigating and responding to investor inquiries; (ii) oversees the performance of administrative and professional services to the Portfolio by others, including the Custodian;
(iii) provides the Portfolio with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Portfolio's registration statement for filing with the SEC, and the preparation of tax returns for the Portfolio and reports to investors and the SEC.

     For the services rendered to the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company, LLC as Administrator of the Portfolio, Brown Brothers Harriman Trust Company, LLC receives from the Portfolio an annual fee, computed daily and payable monthly, equal to 0.035% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2002, 2001, and 2000, the Portfolio incurred $1,212,199, $642,049and $460,775, respectively, for administrative services.

     The Administration Agreements between the Trust and Brown Brothers Harriman (dated November 1, 1993 and amended and restated January 1, 2001) and between the Portfolio and Brown Brothers Harriman Trust Company, LLC (dated March 1, 1999) will remain in effect for two years from such respective date and thereafter, but only so long as each such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees last approved the Trust's Administration Agreement and the Portfolio's Administration Agreement on November 9, 2000. Each agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the Trust or the Portfolio at any time without penalty by a vote of a majority of the Trustees of the Trust or the Trustees of the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be. The Trust's Administration Agreement is terminable by the Trustees of the Trust or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman The Portfolio's Administration Agreement is terminable by the Trustees of the Portfolio or by the Fund and other investors in the Portfolio on 60 days' written notice to Brown Brothers Harriman Trust Company, LLC. Each agreement is terminable by the respective Administrator on 90 days' written notice to the Trust or the Portfolio, as the case may be.

     For the services rendered to the Trust and related expenses borne by Brown Brothers Harriman, as Administrator of the Trust, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.095% of the Fund's average daily net assets. For the fiscal years ended June 30, 2002, 2001 and 2000 the Fund incurred $1,428,192, $1,386,048 and $980,250, respectively, for administrative services.

     Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund and the Portfolio as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001
Liberty  Avenue,  Pittsburgh,   Pennsylvania 15222-3779.  The offices of Brown
Brothers Harriman & Co. are located at 59 Wall Street, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund and the Portfolio, participating in the preparation of documents required for compliance by the Fund and the Portfolio with applicable laws and regulations, preparing certain documents in connection with meetings of Directors/Trustees and shareholders of the Fund and the Portfolio, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as
set forth  above  (see  "Administrator").   For  performing  such
sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund and the Portfolio, respectively.

DISTRIBUTOR

     Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund's shares. Its offices are
located at 5800 Corporate Drive,  Pittsburgh,   Pennsylvania 15237-7000.  The
Distributor's Contract dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and
(ii) by  Edgewood  on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

     The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Fund, among other things: answers inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution.

FINANCIAL INTERMEDIARIES

     From time to time, the Fund's Shareholder Servicing Agent enters into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, the Financial Intermediary receives such fees from the Shareholder Servicing Agent as may be agreed upon from time to time between the Shareholder Servicing Agent and such Financial Intermediary.

ELIGIBLE INSTITUTIONS

     The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which that financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Fund who are customers of that financial institution among other things: provides necessary personnel and facilities to establish and maintain certain Shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

     Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund and the Portfolio.

     As Custodian for the Fund, it is responsible for holding the Fund's assets (i.e., cash and the Fund's interest in the Portfolio) pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Fund.

     As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the NAV and net income of the Portfolio.

     Forum Shareholder Services, LLC, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, Boston, Massachusetts are the independent auditors for the Fund and Portfolio.

CODE OF ETHICS

     The Trust, the Portfolio, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Portfolio, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

NET ASSET VALUE

     The NAV of each of the Fund's shares is normally determined each day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this Statement of Additional Information, such Exchange and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Fund is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. It is anticipated that the NAV of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust and the Portfolio employ specific investment policies and procedures to accomplish this result.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of the Fund is determined. The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Fund's investment in the Portfolio is normally determined once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading and New York banks are open for business.

     The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held by the Portfolio fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Portfolio would receive if the security were sold.

     Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of the Fund's shareholders and the Portfolio's other investors. The use of amortized cost  valuations  is subject to the  following  conditions:  (i) as a
particular   responsibility  within  the  overall  duty  of  care  owed  to the Portfolio's investors, the Trustees of the Portfolio have established procedures reasonably designed, taking into account current market conditions and the investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees of the Portfolio, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Portfolio's net assets using amortized cost and the value of the Portfolio's net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees of the Portfolio will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees of the Portfolio will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Portfolio's net assets by using available market quotations, or reducing the value of interests in the Portfolio, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

     Such conditions also generally require that: (i) investments for the Portfolio be limited to instruments which the Trustees of the Portfolio determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees of the Portfolio; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Portfolio's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is
reasonably practicable,   if  the  disposition  of  a  portfolio   security
results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

COMPUTATION OF PERFORMANCE

     The current and effective yields of the Fund may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. The Fund's current yield for the seven-day calendar period ended June 30, 2002 was 1.38%. Inaddition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the Fund's effective annualized yield for the seven-day calendar period ended June 30, 2002 was 1.38%

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Portfolio, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's "yield" and "effective yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Fund's investment results as used in such communications are calculated in the manner set forth below.

     The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

PURCHASES AND REDEMPTIONS

     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation
of the  NAV  of,   portfolio   securities  to  be   unreasonable   or
impracticable,  or (iii) for such other periods as the  SEC may permit.

     Redemptions   from  the  Fund  are  processed  once  a  completed
account application with a certified taxpayer identification number has been received.

     In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

     The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.


FEDERAL TAXES

     Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These distributions are not eligible for the dividends-received deduction allowed to corporate shareholders.

     Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

     To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

     Other Taxes. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to
consult their tax advisors   regarding   specific   questions   relevant   to
their   particular circumstances.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized on June
7, 1983, as an unincorporated  business trust under the laws of the
Commonwealth of Massachusetts. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of benefical interest and to divide or combine the shares into a  greater  or  lesser  number  of shares without thereby changing the proportionate beneficial interests in the Trust. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote  together in the election or selection of the Trust's  Trustees,
principal   underwriters  and  auditors  for  the  Trust.  Upon  liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of four series.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50%
of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee of the Trust. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to
the  Trustees of the Trust by a specified  number  of   shareholders)   the
right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.

         Stock certificates are not issued by the Trust.

     The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.

     The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

     The  Portfolio,  in which all of the  assets of the Fund are  invested, is organized as a trust under the law of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in
which both inadequate insurance existed  and  the  Portfolio   itself  was
unable  to  meet  its   obligations.  Accordingly,  the  Trustees of the Trust
believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Fund in the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. At 4:00 P.M., Eastern time on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 P.M., Eastern time on the following business day of the Portfolio.

     The  Trust is an  entity  of the type  commonly  known as a
"Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk
of  a  shareholder's   incurring  financial  loss  because  of shareholder
liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Trust votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

PORTFOLIO BROKERAGE TRANSACTIONS

     Brown Brothers Harriman,  as Investment  Adviser for the Portfolio,
places orders for all purchases and sales of portfolio securities, enters into repurchase and reverse repurchase agreements and executes loans of portfolio securities. Fixed-income securities are generally traded at a net price with dealers acting as principal for their own account without a stated commission. The price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On
occasion,   certain  money  market instruments  may be  purchased  directly from an issuer, in which case no commissions or discounts are paid. From time to time certificates of deposit may be purchased through intermediaries who may charge a commission for their services.

     On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

     Although the Portfolio generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.


BOND, NOTE AND COMMERCIAL PAPER RATINGS

     There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by
non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency
exchange control regulations,  the possibility of  expropriation,   seizure
or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic  developments  or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available  information  about a non-U.S.  issuer,  and  non-U.S.  issuers generally  are not subject to uniform accounting  and  financial  reporting
standards,   practices  and  requirements comparable to those applicable to
U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and
other  taxes  imposed  by  such  countries.   Tax conventions between certain
countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S.
issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

         Bond Ratings

Moody's Investors Service ("Moody's")

         Aaa - Bonds rated Aaa are judged to be of the "best quality". Issues rated Aaa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category.

Standard & Poor's Corporation ("S&P")

         AAA - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest.

         Note and Variable Rate Investment Ratings

         Moody's - MIG-1. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both.

         S&P - SP-1. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

         Corporate Commercial Paper Ratings

         Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

     S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

         Other Considerations

     Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years;
(vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

     Fund  shareholders   receive  semi-annual   reports  containing
unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman

     The Trust may withdraw the Fund's investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Trustees of the Trust determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Trustees of the Trust were unable to accomplish either, the Trustees will determine the best course of action.

     With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090.
Additionally, this information is available   on   the   EDGAR   database   at
the   SEC's   Internet   site   at http://www.sec.gov.  A copy may be
obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

     Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

     A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts.

FINANCIAL STATEMENTS

     The Annual Report of the Fund dated June 30, 2002 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.